Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

4.Segment information

Throughout 2025, the Group was organised into business units based on geographical areas and has three reportable segments:

–	North America.
–	Europe, Middle East, Africa and Latin America (EMEA & LatAm).
–	Asia Pacific (APAC).

No operating segments have been aggregated to form the above reportable operating segments.

Throughout 2025, the Group’s Commercial Operations Board, which consists of the CEO, CFO and other members of senior leadership, was the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM used a measure of adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net amortisation and impairment of intangible assets, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others. The CODM did not review IFRS operating profit or total assets on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and adjusted operating profit by geographical segment is included below:

Revenue by segment

	2025 £m	2024 £m	2023 £m
North America	3,866	4,042	4,195
EMEA & LatAm	4,592	4,631	4,545
APAC	2,572	2,560	2,562
Group revenue	11,030	11,233	11,302

Transactions between Haleon’s geographical regions are carried out at arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation and Development (OECD) principles.

Adjusted operating profit by segment

	2025 £m	2024 £m	2023 £m
Group operating profit	2,412	2,206	1,996
Reconciling items between Group operating profit and Group adjusted operating profit[1]	114	294	553
Total	2,526	2,500	2,549

North America	947	1,000	1,107
EMEA & LatAm	1,090	1,054	1,010
APAC	553	539	541
Corporate and other unallocated	(64)	(93)	(109)
Total	2,526	2,500	2,549

[1]	The reconciling items above include:
a)

Net amortisation and impairment of intangible assets of £60m (2024: £147m, 2023: £224m): amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.

b)

Restructuring costs of £89m (2024: £214m, 2023: £169m): expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.

c)	Disposals and others of £(35)m (2024: £(96)m; 2023: £38m): gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals and Supplements (VMS), Pain Relief, Respiratory Health, Digestive Health and Therapeutic Skin Health and Other and the product portfolio is consistent across the reportable segments.

During the year, the Group adopted a new structure for reporting revenue by market category. Compared to previous reporting, the new structure:

–	Splits out Digestive Health & Other into Digestive Health, and Therapeutic Skin Health and Other.
–	Smokers’ Health, which had previously been reported as part of Digestive Health & Other is now included in Respiratory Health.
–	There are no changes to other categories.

Revenue by market category

	2025 £m	2024[1] £m	2023[1] £m
Oral Health	3,461	3,312	3,136
Vitamins, Minerals and Supplements	1,685	1,696	1,640
Pain Relief	2,564	2,564	2,652
Respiratory Health	1,873	2,122	2,244
Digestive Health	987	1,029	1,012
Therapeutic Skin Health and Other	460	510	618
Group revenue	11,030	11,233	11,302

[1] Following the change in market category structure announced on 1 May 2025, 2024 and 2023 figures have been restated.

Revenue attributable to the country of domicile and foreign countries with the most significant contribution to the Group’s revenue are included below:

Revenue by geography

	2025 £m	2024 £m	2023 £m
UK	374	384	381
US & Puerto Rico	3,468	3,616	3,755
China	999	987	966
Rest of the World	6,189	6,246	6,200
Group revenue	11,030	11,233	11,302

Other segmental information

	North America £m	EMEA & LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2025
Depreciation and amortisation	91	149	51	69	360
Impairment charges	12	4	2	29	47
Impairment reversal	–	–	–	–	–

Year ended 31 December 2024
Depreciation and amortisation	91	144	53	36	324
Impairment charges	8	5	1	193	207
Impairment reversal	–	–	–	(15)	(15)

Year ended 31 December 2023
Depreciation and amortisation	97	124	49	39	309
Impairment charges	3	5	2	190	200
Impairment reversal	–	–	–	–	–

Non-current assets attributable to the country of domicile and all foreign countries with significant non-current assets are included below:

	2025 £m	2024 £m	2023 £m
UK	302	334	405
US & Puerto Rico	7,177	7,523	7,622
Rest of the World	20,168	20,346	20,844
Non-current assets	27,647	28,203	28,871

Non-current assets by location exclude derivatives, other investments, deferred tax assets and post-employment benefit assets.